RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Mar. 31, 2025
Reconciliation Of Liabilities Arising From Financing Activities
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

29.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	Dividend payables	Lease liabilities	Amount due to a director	Loan from a former related company	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000

At April 1, 2022	5,748	2,764	1,770	350	10,632
Financing cash flows	-	(1,052)	901	-	(151)
Finance costs	348	115	-	-	463

At March 31, 2023	6,096	1,827	2,671	350	10,944
Financing cash flows	-	(1,052)	497	(200)	(755)
Finance costs	348	68	-	-	416

At March 31, 2024	6,444	843	3,168	150	10,605
Financing cash flows	(6,444)	(861)	239	-	(7,066)
Finance costs	-	18	-	-	18

At March 31, 2025	-	-	3,407	150	3,557